Other Operating Income and Expense (Tables)	6 Months Ended
Jun. 30, 2022
Other Operating Income and Expense
Schedule of other operating income and expense

	H1 2022	H1 2021
	$m	$m
Brazikumab licence termination funding	69	51
Divestment of rights to Plendil	61	-
Divestment of Viela Bio, Inc. shareholding	-	776
Crestor (Europe ex-UK and Spain)	-	309
Other	89	172
Total	219	1,308